EMPLOYEE BENEFIT PLANS - Economic actuarial assumptions and biometric data (Details) - Defined benefit plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Retirement age	65 years	65 years
Family composition	90.00%	90.00%
Turnover	1.00%	1.00%
Permanency in the plan	100.00%	100.00%
Discount rate
Employee benefits
Discount rate	3.56%	4.91%
Medical cost growth rate
Employee benefits
Medical cost growth rate above basic inflation	3.25%	3.25%
Mortality
Employee benefits
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality for disabled persons	IAPB 57	IAPB 57
Economic inflation
Employee benefits
Economic inflation	3.50%	4.00%
0 to 24 years
Employee benefits
Aging factor	1.50%	1.50%
Age 25 to 54 years
Employee benefits
Aging factor	2.50%	2.50%
Age 55 to 79 years
Employee benefits
Aging factor	4.50%	4.50%
Above 80 years
Employee benefits
Aging factor	2.50%	2.50%